Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
U.S. government and government agencies and authorities	$1.9	$1.7	$1.7
States, municipalities and political subdivisions	0.5	0.5	0.5
Foreign governments	0.3	0.3	0.3
Residential mortgage-backed	5.3	4.5	4.5
U.S. corporate	1.9	1.9	1.9
Foreign corporate	0.3	0.3	0.3
Total fixed maturity securities	10.2	9.2	9.2
Short-term investments	1.6	1.6	1.6
Total investments	$11.8	$10.8	$10.8